Vident U.S. Equity Strategy ETF
Schedule of Investments
November 30, 2022 (Unaudited)
Shares		Security Description	Value
COMMON STOCKS - 99.4%
		Communication Services - 6.3%
126,699		AT&T, Inc.	$2,442,757
54,715		Comcast Corporation - Class A	2,004,758
67,524		DISH Network Corporation - Class A (a)(b)	1,083,760
66,281		Fox Corporation - Class A	2,150,819
90,934		Frontier Communications Parent, Inc. (a)(b)	2,343,369
78,994		Interpublic Group of Companies, Inc. (a)	2,714,234
32,697		John Wiley & Sons, Inc. - Class A (a)	1,550,165
221,020		Lumen Technologies, Inc. (a)	1,208,979
138,061		News Corporation - Class A (a)	2,643,868
12,760		Nexstar Media Group, Inc.	2,418,786
33,799		Omnicom Group, Inc.	2,695,808
112,745		Telephone & Data Systems, Inc.	1,188,332
17,721		T-Mobile US, Inc. (b)	2,684,023
21,959		United States Cellular Corporation (a)(b)	466,848
52,441		Verizon Communications, Inc.	2,044,150
77,138		Yelp, Inc. (a)(b)	2,387,421
			32,028,077
		Consumer Discretionary -12.8%
52,834		Abercrombie & Fitch Company - Class A (a)(b)	1,266,959
54,037		Academy Sports & Outdoors, Inc. (a)	2,727,788
13,913		Asbury Automotive Group, Inc. (a)(b)	2,610,357
19,910		AutoNation, Inc. (a)(b)	2,467,048
21,001		Dick’s Sporting Goods, Inc. (a)	2,511,300
10,458		Dillards, Inc. - Class A (a)	3,761,743
2,078		Graham Holdings Company - Class B	1,337,567
17,183		Grand Canyon Education, Inc. (b)	1,942,882
13,368		Group 1 Automotive, Inc. (a)	2,584,569
114,706		Laureate Education, Inc.	1,202,119
28,045		Lennar Corporation - Class A (a)	2,463,192
8,809		Lithia Motors, Inc. (a)	2,108,082
43,838		LKQ Corporation	2,381,719
127,391		Macy’s, Inc.	2,993,688
41,578		MarineMax, Inc. (b)	1,373,321
15,806		Mohawk Industries, Inc. (b)	1,601,622
8,742		Murphy USA, Inc. (a)	2,585,971
86,136		Perdoceo Education Corporation (b)	1,236,052
50,748		PulteGroup, Inc. (a)	2,272,495
34,998		Sonic Automotive, Inc. - Class A (a)	1,859,794
22,815		Strategic Education, Inc. (a)	1,866,267
55,212		Stride, Inc. (b)	1,955,057
20,528		Sturm, Ruger & Company, Inc. (a)	1,127,603
84,107		Taylor Morrison Home Corporation (a)(b)	2,556,012
27,606		Thor Industries, Inc. (a)	2,377,981
44,654		Toll Brothers, Inc.	2,139,373
107,161		Tri Pointe Homes, Inc. (a)(b)	1,976,049
63,657		Vista Outdoor, Inc. (a)(b)	1,780,486
12,231		Whirlpool Corporation (a)	1,792,208
16,977		Williams-Sonoma, Inc. (a)	1,984,611
39,521		Winnebago Industries, Inc. (a)	2,315,535
			65,159,450
		Consumer Staples - 8.1%
87,941		Albertsons Companies, Inc. - Class A	1,842,364
31,572		Archer-Daniels-Midland Company	3,078,270
25,586		Bunge, Ltd.	2,682,436
11,813		Casey’s General Stores, Inc.	2,870,795
48,671		Edgewell Personal Care Company (a)	2,103,074
22,581		Fresh Del Monte Produce, Inc.	625,042
14,904		Ingles Markets, Inc. - Class A (a)	1,506,794
26,705		Ingredion, Inc.	2,616,289
18,030		JM Smucker Company (a)	2,776,800
60,817		Kraft Heinz Company (a)	2,393,149
50,402		Kroger Company	2,479,274
40,245		Molson Coors Beverage Company - Class B (a)	2,217,902
5,384		Nu Skin Enterprises, Inc. - Class A	224,567
33,666		Pilgrim’s Pride Corporation (a)(b)	880,703
27,709		Post Holdings, Inc. (b)	2,593,839
14,347		PriceSmart, Inc.	1,019,211
60,302		SpartanNash Company (a)	1,980,921
84,412		Sprouts Farmers Market, Inc. (a)(b)	2,897,864
28,394		Tyson Foods, Inc. - Class A	1,881,954
6,351		United Natural Foods, Inc. (a)(b)	302,816
25,659		Universal Corporation	1,460,254
8,794		USANA Health Sciences, Inc. (b)	484,022
			40,918,340
		Energy - 6.1%
17,134		Arch Resources, Inc. (a)	2,651,486
7,262		Chesapeake Energy Corporation	751,617
16,163		Chevron Corporation	2,962,840
20,752		Chord Energy Corporation (a)	3,165,303
127,024		CNX Resources Corporation (a)(b)	2,206,407
26,960		Exxon Mobil Corporation	3,001,726
107,946		Marathon Oil Corporation	3,306,386
52,772		Ovintiv, Inc.	2,942,567
88,801		PBF Energy, Inc. - Class A	3,531,616
39,642		PDC Energy, Inc.	2,946,193
112,113		Peabody Energy Corporation (a)(b)	3,580,889
			31,047,030
		Financials - 13.4%
41,671		Aflac, Inc.	2,997,395
20,203		Allstate Corporation (a)	2,705,182
17,666		American Financial Group, Inc.	2,512,459
44,952		American International Group, Inc.	2,836,921
13,729		Assurant, Inc.	1,760,332
23,983		Bread Financial Holdings, Inc.	984,023
32,899		Coinbase Global, Inc. - Class A (a)(b)	1,504,471
49,658		Cowen, Inc. - Class A (a)	1,919,778
30,465		Donnelley Financial Solutions, Inc. (a)(b)	1,163,154
31,908		Encore Capital Group, Inc. (a)(b)	1,608,163
28,598		Enova International, Inc. (b)	1,153,643
19,495		Evercore, Inc. - Class A	2,245,434
29,568		Federated Hermes, Inc.	1,122,401
16,862		Hanover Insurance Group, Inc.	2,483,773
36,533		Hartford Financial Services Group, Inc.	2,790,025
40,850		Loews Corporation	2,375,428
1,858		Markel Corporation (a)(b)	2,461,553
44,356		Mercury General Corporation	1,609,236
38,306		Metlife, Inc.	2,938,070
58,038		Mr Cooper Group, Inc. (b)	2,620,996
14,282		Piper Sandler Companies (a)	2,051,752
24,377		Prudential Financial, Inc.	2,633,447
20,441		Reinsurance Group of America, Inc.	2,951,680
20,254		Selective Insurance Group, Inc. (a)	1,946,814
26,658		Stewart Information Services Corporation (a)	1,179,883
33,155		Stifel Financial Corporation	2,130,209
52,769		Synchrony Financial	1,983,059
14,900		Travelers Companies, Inc.	2,828,169
772		UMB Financial Corporation	66,021
73,211		Unum Group	3,088,040
105,488		Virtu Financial, Inc. - Class A (a)	2,339,724
37,468		W.R. Berkley Corporation	2,858,059
			67,849,294
		Health Care - 12.7%
21,122		AMN Healthcare Services, Inc. (b)	2,612,792
25,628		Centene Corporation (b)	2,230,917
8,721		Cigna Corporation	2,868,250
24,961		CVS Health Corporation	2,543,027
5,070		Elevance Health, Inc.	2,701,904
111,426		Exelixis, Inc. (b)	1,903,156
37,405		Fulgent Genetics, Inc. (b)	1,356,679
38,606		Gilead Sciences, Inc.	3,390,765
30,250		Henry Schein, Inc. (a)(b)	2,447,830
33,041		Hologic, Inc. (b)	2,516,403
4,746		Humana, Inc.	2,609,825
123,285		Ironwood Pharmaceuticals, Inc. (a)(b)	1,492,981
9,459		Laboratory Corporation of America Holdings	2,276,781
7,049		McKesson Corporation	2,690,462
71,320		Meridian Bioscience, Inc. (b)	2,282,240
14,247		Moderna, Inc. (b)	2,506,190
7,782		Molina Healthcare, Inc. (b)	2,620,744
45,486		Pfizer, Inc.	2,280,213
31,664		Prestige Consumer Healthcare, Inc. (b)	1,946,070
17,788		Quest Diagnostics, Inc.	2,700,752
22,572		QuidelOrtho Corporation (b)	1,977,533
4,006		Regeneron Pharmaceuticals, Inc. (b)	3,011,310
70,492		REGENXBIO, Inc. (b)	1,684,759
10,336		United Therapeutics Corporation (b)	2,892,943
20,957		Universal Health Services, Inc. - Class B (a)	2,742,224
186,239		Viatris, Inc.	2,054,216
80,437		Vir Biotechnology, Inc. (a)(b)	2,269,932
			64,610,898
		Industrials - 9.7%
28,702		ArcBest Corporation (a)	2,375,665
26,253		Atkore, Inc. (a)(b)	3,206,804
33,717		Atlas Air Worldwide Holdings, Inc. (a)(b)	3,397,662
36,387		Boise Cascade Company (a)	2,694,093
35,555		Builders FirstSource, Inc. (b)	2,273,031
8,142		CACI International, Inc. - Class A (b)	2,542,747
108,334		CoreCivic, Inc. (b)	1,438,676
3,059		Deluxe Corporation	59,161
21,476		Encore Wire Corporation (a)	3,137,858
1,385		FedEx Corporation	252,375
46,301		GMS, Inc. (b)	2,273,379
45,883		Knight-Swift Transportation Holdings, Inc. (a)	2,543,295
12,547		Korn Ferry	715,555
21,880		ManpowerGroup, Inc. (a)	1,914,938
27,545		Matson, Inc. (a)	1,756,269
78,284		MDU Resources Group, Inc.	2,465,163
35,612		Mueller Industries, Inc. (a)	2,449,037
14,587		MYR Group, Inc. (b)	1,393,496
27,732		Owens Corning	2,463,711
22,987		Rush Enterprises, Inc. - Class A (a)	1,184,520
77,417		Schneider National, Inc. - Class B (a)	1,994,262
20,003		Science Applications International Corporation	2,202,530
27,344		UFP Industries, Inc. (a)	2,238,380
54,372		Werner Enterprises, Inc. (a)	2,391,281
			49,363,888
		Information Technology - 21.8%
64,139		Adeia, Inc.	708,736
58,984		Alpha & Omega Semiconductor, Ltd. (a)(b)	2,069,159
26,859		Amdocs, Ltd.	2,386,691
123,771		Amkor Technology, Inc. (a)	3,468,063
51,068		Avnet, Inc. (a)	2,306,742
36,606		Axcelis Technologies, Inc. (a)(b)	2,923,355
37,466		Belden, Inc.	3,013,765
15,328		Ciena Corporation (b)	689,147
52,391		Cisco Systems, Inc.	2,604,880
33,976		Cognizant Technology Solutions Corporation - Class A	2,113,647
50,416		Cohu, Inc. (a)(b)	1,805,901
13,471		Concentrix Corporation	1,648,581
175,591		Conduent, Inc. (b)	709,388
67,809		Corning, Inc.	2,314,321
21,925		CSG Systems International, Inc.	1,355,842
30,895		Diodes, Inc. (a)(b)	2,849,446
102,648		Dropbox, Inc. - Class A (b)	2,418,387
75,181		DXC Technology Company (b)	2,230,620
16,349		ExlService Holdings, Inc. (a)(b)	3,060,533
23,514		Fidelity National Information Services, Inc.	1,706,646
32,345		First Solar, Inc. (b)	5,580,483
153,964		Flex, Ltd. (b)	3,384,129
169,258		Hewlett Packard Enterprise Company	2,840,149
71,788		HP, Inc.	2,156,512
59,459		Intel Corporation	1,787,932
37,051		InterDigital, Inc.	1,858,849
18,306		International Business Machines Corporation	2,725,763
42,829		Jabil, Inc.	3,091,825
81,459		Juniper Networks, Inc.	2,707,697
77,652		Knowles Corporation (a)(b)	1,211,371
47,661		Kulicke and Soffa Industries, Inc. (a)	2,285,345
223,640		Kyndryl Holdings, Inc. (b)	2,618,824
24,470		Lumentum Holdings, Inc. (a)(b)	1,344,382
31,593		Methode Electronics, Inc. (a)	1,443,168
38,026		Micron Technology, Inc.	2,192,199
21,250		MKS Instruments, Inc. (a)	1,782,025
69,905		NetScout Systems, Inc. (b)	2,606,058
39,480		ON Semiconductor Corporation (a)(b)	2,968,896
11,039		OSI Systems, Inc. (b)	976,731
107,456		Photronics, Inc. (b)	2,020,173
16,732		Plexus Corporation (a)(b)	1,844,201
22,333		Qorvo, Inc. (b)	2,216,550
54,251		Sanmina Corporation (b)	3,585,449
60,752		Teradata Corporation (b)	2,074,681
95,302		TTM Technologies, Inc. (b)	1,531,503
120,576		Vishay Intertechnology, Inc. (a)	2,778,071
49,357		Western Digital Corporation (b)	1,813,870
139,309		Western Union Company (a)	2,042,270
146,551		Xerox Holdings Corporation (a)	2,390,247
25,655		Xperi, Inc. (b)	274,765
			110,517,968
		Materials - 3.9%
17,398		Alpha Metallurgical Resources, Inc.	2,979,059
27,664		CF Industries Holdings, Inc.	2,992,968
66,443		Commercial Metals Company (a)	3,270,324
49,282		Mosaic Company (a)	2,528,167
19,446		Nucor Corporation	2,915,928
12,895		Reliance Steel & Aluminum Company	2,724,585
60,632		Warrior Met Coal, Inc.	2,232,470
			19,643,501
		Real Estate - 2.0%
187,557		Anywhere Real Estate, Inc. (a)(b)	1,416,055
28,313		CBRE Group, Inc. - Class A (b)	2,253,715
12,661		Jones Lang LaSalle, Inc. (b)	2,129,201
49,800		PotlatchDeltic Corporation (a)	2,379,942
65,617		Weyerhaeuser Company	2,146,332
			10,325,245
		Utilities - 2.6%
52,941		Exelon Corporation	2,190,169
25,316		Hawaiian Electric Industries, Inc. (a)	1,039,981
35,627		National Fuel Gas Company	2,359,576
65,464		NRG Energy, Inc.	2,778,947
56,520		UGI Corporation (a)	2,184,498
102,081		Vistra Energy Corporation	2,483,631
			13,036,802
		TOTAL COMMON STOCKS (Cost $444,433,275)	504,500,493
Principal Amount
SHORT-TERM INVESTMENTS - 0.3%
		Money Market Deposit Account - 0.3%
$1,575,152		U.S. Bank Money Market Deposit Account, 2.90% (c)	1,575,152
		TOTAL SHORT-TERM INVESTMENTS (Cost $1,575,152)	1,575,152
Units
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 30.9%
		Private Funds - 30.9%
156,650,800		Mount Vernon Liquid Assets Portfolio, LLC, 4.07% (d)(e)	156,650,800
		TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost 156,650,800)	156,650,800
		TOTAL INVESTMENTS - 130.6% (Cost $602,659,227)	662,726,445
		Liabilities in Excess of Other Assets - (30.6)%	(155,279,177)
		NET ASSETS - 100.0%	$507,447,268

	Percentages are stated as a percent of net assets.
	(a)	All or portion of this security is out on loan as of November 30, 2022. Total value of securities out on loan is $156,170,721 or 30.8% of net assets.
	(b)	Non-income producing security.
	(c)
The Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of November 30, 2022.

	(d)	Annualized seven-day yield as of November 30, 2022.
	(e)	Privately offered liquidity fund.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by the Fund’s Administrator, U.S. Bancorp Fund Services, LLC.

Summary of Fair Value Disclosure at November 30, 2022 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis.  Accounting principles generally accepted in the United States of America (“U.S. GAAP”) establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.

To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund’s investments as of November 30, 2022:

	Level 1	Level 2	Level 3	Total
Common Stocks	$504,500,493	$-	$-	$504,500,493
Short-Term Investments	1,575,152	-	-	1,575,152
Investments Purchased with Proceeds from Securities Lending	-	156,650,800	-	156,650,800
Total Investments in Securities	$506,075,645	$156,650,800	$-	$662,726,445
^See Schedule of Investments for breakout of investments by sector classification.
For the period ended November 30, 2022, the Fund did not recognize any transfers to or from Level 3.